Income Taxes (Details 1) $ in Thousands	Sep. 30, 2016 USD ($)
Deferred tax assets
Accrued expenses	$ 476
Allowance for doubtful accounts	126
Intangibles	456
Goodwill	6,712
Startup costs	180
Total deferred tax assets	7,950
Deferred tax liabilities
Fixed assets	(4,902)
Total deferred tax liabilities	(4,902)
Net deferred tax asset	$ 3,048